Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Innovator Emerging Markets Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	14.94%	2.99%	8.01%	(4.90%)